CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Preferred Stock Series A Preferred Stock, $.001 Par Value	Preferred Stock Series B Preferred Stock, $.001 Par Value	Common stock $.001 Par Value	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2012	$ 2,864,104	$ 6,617,812	$ 41,543	$ 43,317,338	$ (50,680,594)	$ 2,160,203
Balance (in shares) at Dec. 31, 2012	1,276,750	3,297,378	41,543,655
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Amortization of deferred compensation				93,834		93,834
Net loss for the period					(1,743,008)	(1,743,008)
Preferred stock and warrants issued in rights offering		$ 12,000		7,200		7,200
Record fair value of warrant liability pertaining to the warrants issued in rights offering				(7,200)		(7,200)
Preferred stock and warrants issued in private placement		$ 1,092,107		400,000		1,492,107
Preferred stock and warrants issued in private placement (in shares)		500,000
Record fair value of warrant liability pertaining to the warrants issued in private placement				(400,000)		(400,000)
Balance at Dec. 31, 2013	$ 2,864,104	$ 7,709,919	$ 41,543	43,411,172	(52,423,602)	1,603,136
Balance (in shares) at Dec. 31, 2013	1,276,750	3,809,378	41,543,655
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Amortization of deferred compensation				83,403		83,403
Net loss for the period					(5,184,687)	(5,184,687)
Fair value of warrant liability whose anti-dilution provisions expired during the period				549,999		549,999
Warrants issued to directors and stockholders as compensation				1,694,400		1,694,400
Balance at Dec. 31, 2014	$ 2,864,104	$ 7,709,919	$ 41,543	$ 45,738,974	$ (57,608,289)	(1,253,749)
Balance (in shares) at Dec. 31, 2014	1,276,750	3,809,378	41,543,655
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss for the period						(5,105,174)
Balance at Sep. 30, 2015						$ (2,430,267)